Mar. 02, 2017
SUPPLEMENT TO THE PROSPECTUSES,
SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO INTERNATIONAL EQUITY FUNDS
For the Wells Fargo Global Opportunities Fund (the "Fund")
At a meeting held February 28 - March 1, 2017, the Board of Trustees of the Fund approved the following changes effective April 1, 2017.

I. Name Change - The Fund will change its name to "Wells Fargo Global Small Cap Fund."
II. Principal Investment Strategy Changes - The section entitled "Principal Investment Strategies" in the Fund's Summary Prospectus and in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of small-capitalization companies;

  in the securities of companies located in no fewer than three countries, which may include the U.S., and we may invest more than 25% of the Fund's total assets in any one country; and

  up to 10% of the Fund's total assets in emerging market equity securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the S&P Developed SmallCap Index at the time of purchase. The market capitalization range of the S&P Developed SmallCap Index was approximately $6.76 million to $13.49 billion, as of January 31, 2017, and is expected to change frequently. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Furthermore, we may use futures, options or forward foreign currency contracts to manage risk or to enhance return.
In selecting equity investments for the Fund, the portfolio managers attempt to identify companies that are well managed, have flexible balance sheets, sustainable cash flows and that are undervalued companies relative to an assessment of their intrinsic value. We believe the global small-capitalization markets are inefficient and that stocks are often inappropriately valued. Our process utilizes both fundamentally based, bottom-up techniques with top-down, industry and sector analysis to identify global opportunities. We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund's portfolio. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.